OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES
At December 31, 2024, the Company had a long-term compensation liability of $24.2 million (December 31, 2023 - $31.0 million) related to share-based compensation. See Note 25 - "Share-based Compensation" for additional information.